Interest expense and finance costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Interest Expense And Finance Costs [Line Items]
Interest incurred			$ 16,430,560	$ 13,605,807
Amortization of deferred finance fees			1,814,391	2,423,720
Write-off of deferred finance fees in relation to refinancing			414,897	0
Interest expense and finance costs	$ 6,317,760	$ 5,425,243	$ 18,659,848	$ 16,029,527